Valuation and Qualifying Accounts (Details) - Allowance For Doubtful Accounts Member - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		$ 12,934	$ 20,659	$ 18,462
Charged to costs & expenses		10,414	15,923	18,183
Charged to other accounts		0	0	0
Valuation Allowances and Reserves, Deductions	[1]	12,292	23,648	15,986
Balance at end of period		$ 11,056	$ 12,934	$ 20,659

[1]	Uncollectible accounts written off.